Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
REVENUE	$ 179,049	$ 79,777
COST OF SALES
Production and delivery	(121,155)	(66,738)
Depreciation and depletion	(28,153)	(13,306)
Write-down of carrying value of inventory	(18,936)	(14,729)
COST OF SALES	(168,244)	(94,773)
EXPENSES
Exploration (Note 3 and 19 (a))	(282,588)	(218,626)
General and administrative (Note 19 (a))	(100,805)	(84,427)
Depreciation	(2,430)	(2,096)
Accretion of asset retirement obligations (Note 18)	(694)	(199)
Write-down of current assets	(4,288)
Write-down of carrying values of property, plant and equipment	(16,605)	(2,338)
TOTAL EXPENSES	(575,654)	(402,459)
OPERATING LOSS	(396,605)	(322,682)
OTHER INCOME (EXPENSES)
Interest income	22,077	16,567
Interest expense	(10,953)	(32,827)
Accretion of convertible credit facilities (Note 15)	(60)	(11,709)
Foreign exchange (losses) gains	(16,831)	8,700
Unrealized (losses) gains on long-term investments (Note 9 (d))	(2,804)	360
Unrealized gains on other long-term investments	3,573	4,508
Realized gain on redemption of other long-term investments (Note 10 (a))	123	151
Change in fair value of derivative (Note 19 (c))	(432,536)	135,680
Change in fair value of embedded derivatives (Note 15 (a))	106,489	100,637
Loss on conversion of convertible credit facility (Note 15 (a))		(154,316)
Write-down of carrying value of long-term investments (Note 9)	(9,550)	(485)
Gain on sale of long-term investment (Note 9 (e))	10,628
Gain on settlement of note receivable (Note 11)	102,995
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(623,454)	(255,416)
Recovery of income taxes (Note 17)	650	13,118
Share of income (loss) of significantly influenced investees (Note 9)	17,208	(42,718)
NET LOSS FROM CONTINUING OPERATIONS	(605,596)	(285,016)
(LOSS) INCOME FROM DISCONTINUED OPERATIONS (Note 4)	(9,105)	6,585
NET LOSS	(614,701)	(278,431)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 21)	44,329	66,952
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	$ (570,372)	$ (211,479)
BASIC AND DILUTED (LOSS) EARNINGS PER SHARE ATTRIBUTABLE TO IVANHOE MINES LTD. FROM
CONTINUING OPERATIONS	$ (0.82)	$ (0.43)
DISCONTINUED OPERATIONS	$ (0.01)	$ 0.01
BASIC AND DILUTED (LOSS) EARNINGS PER SHARE	$ (0.83)	$ (0.42)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (000's) (Note 2 (o))	685,831	502,550